Schedule Of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment And Customer Reporting
Sale of batteries and battery systems	$ 63,336	$ 42,970
Sale of services	240	983
Research grant	250	26
Others		636
Total of Revenue with customers	$ 63,826	$ 44,615